LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 12, 2019 USD ($)	Dec. 01, 2017 USD ($)	Feb. 28, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Lender Vessel	Dec. 31, 2022 USD ($) Vessel Building	Dec. 31, 2020 USD ($) Building	Dec. 31, 2018 Vessel	Apr. 29, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2020 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender						2
Current portion of long-term debt					$ 31,898	$ 31,898	$ 39,700
Number of new buildings | Building							2
Contractual Obligation [Abstract]
2024					32,748	32,748
2025					93,611	93,611
2026					21,474	21,474
2027					21,934	21,934
2028					56,690	56,690
More than 5 years					75,313	75,313
Total					304,770	304,770
Cash balance					31,078	$ 31,078	$ 59,583				$ 34,739
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel						20
Debt instrument term						5 years
Maximum borrowing capacity	$ 306,100				30,000	$ 30,000
Loan amortizing, maturity period						20 years
Maturity date						Feb. 28, 2025
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels	50.00%
Deferred financing costs					400	$ 400	1,500
Debt covenants, minimum liquidity	$ 20,000					20,000	30,000
Debt covenants percentage in loan-to-vessel ratio	70.00%
Drawn amount					84,600	84,600	129,200
Current portion of long-term debt					$ 11,700	11,700	25,800
Repayment of debt						$ 44,600
Additional payment related to excess cash flow mechanism			$ 15,200
Contractual Obligation [Abstract]
Number of vessels used as loan collateral | Vessel						14
2019 Senior Secured Credit Facility [Member] | Forecast [Member]
Line of Credit Facility [Abstract]
Drawn amount										$ 81,600
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Repayment of debt				$ 3,000
2019 Senior Secured Credit Facility [Member] | Maximum [Member]
Contractual Obligation [Abstract]
Percentage of loan-to-value ratio					15.00%	15.00%
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity												$ 30,000
Maturity date						Feb. 28, 2025
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel									3
Deferred financing costs		$ 2,300
Drawn amount					$ 87,200	$ 87,200	96,000
Percentage of purchase price expected to pay by lending provider		77.50%
Term of bareboat charter agreement						10 years
Obligation to purchase the vessels		$ 13,600
First flexibility period to purchase the vessels						60 months
Second flexibility period to purchase the vessels						84 months
Minimum value adjusted equity		$ 175,000
Minimum value adjusted equity ratio		25.00%
Minimum liquidity value		$ 20,000
Long term debt current					8,900	$ 8,900	$ 8,500
Contractual Obligation [Abstract]
2024					9,138	9,138
2025					9,534	9,534
2026					9,974	9,974
2027					10,434	10,434
2028					48,159	48,159
More than 5 years					0	0
Total					$ 87,239	$ 87,239
Financing of 2018-built Vessels [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on margin						4.52%
Basis spread on variable rate					0.26%	0.25%
2019 Senior Secured Credit Facility including $30 mill Accordion Loan [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel						14
Contractual Obligation [Abstract]
2024					$ 12,079	$ 12,079
2025					72,561	72,561
2026					0	0
2027					0	0
2028					0	0
More than 5 years					0	0
Total					84,640	84,640
Financing of 2022-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel							2
Deferred financing costs					5,400	5,400	$ 5,400
Drawn amount					79,400	$ 79,400	$ 84,900
Percentage of purchase price expected to pay by lending provider							80.00%
Term of bareboat charter agreement						10 years
Obligation to purchase the vessels								$ 16,500
First flexibility period to purchase the vessels						60 months
Second flexibility period to purchase the vessels						84 months
Minimum liquidity value					20,000	$ 20,000
Number of new buildings | Building								2
Contractual Obligation [Abstract]
2024					5,515	5,515
2025					5,500	5,500
2026					5,500	5,500
2027					5,500	5,500
2028					5,515	5,515
More than 5 years					51,521	51,521
Total					$ 79,351	$ 79,351
Financing of 2022-built Vessels [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on margin						4.50%
Basis spread on variable rate					0.26%	0.26%
Financing of Nordic Hawk [Member]
Line of Credit Facility [Abstract]
Drawn amount					$ 53,500	$ 53,500	$ 0
Percentage of purchase price expected to pay by lending provider						75.00%
Term of bareboat charter agreement						8 years
Obligation to purchase the vessels						$ 5,900
First flexibility period to purchase the vessels						60 months
Second flexibility period to purchase the vessels						84 months
Minimum liquidity value					20,000	$ 20,000
Long term debt current					5,900	5,900	$ 0
Contractual Obligation [Abstract]
2024					6,016	6,016
2025					6,016	6,016
2026					6,000	6,000
2027					6,000	6,000
2028					6,016	6,016
More than 5 years					23,492	23,492
Total					$ 53,540	$ 53,540
Financing of Nordic Hawk [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on margin						4.76%